Acquisitions and Divestitures - 2013 Acquisitions (Details) - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. - 2013 Acquisitions $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Cash consideration	$ 20.4
Fair value of assets and liabilities acquired:
Proved oil and natural gas properties	4.9
Unproved oil and natural gas properties	$ 15.5